ALLOWANCE FOR LOAN LOSSES - Modifications (Details 5) (Loans Receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
1-4 Family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts	8	4
Pre-Modification outstanding recorded investment	$ 2,529	$ 316
Post-Modification outstanding recorded investment	2,529	312
Subsequently defaulted number of contracts	5
Subsequently defaulted, recorded investment	724
Multi-family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Construction
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Commercial
Financing Receivable, Modifications [Line Items]
Number of contracts	1	4
Pre-Modification outstanding recorded investment	100	1,863
Post-Modification outstanding recorded investment	100	1,849
Subsequently defaulted number of contracts	1	1
Subsequently defaulted, recorded investment	99	754
Consumer
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment